LONG-TERM LOANS FROM BANKS (Loans to TPSCo from Japanese Institutions) (Narrative) (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2015 USD ($)	Jun. 30, 2014	Dec. 31, 2016 USD ($)	Dec. 31, 2015 JPY (¥)
TPSCo [Member] | Term Loan 2014[Member]
Debt Instrument [Line Items]
Amount borrowed	$ 73,000		$ 53,000
TPSCo [Member] | Term Loan 2014[Member] | TIBOR [Member]
Debt Instrument [Line Items]
Basis spread over variable interest rate		1.65%
TPSCo [Member] | Term Loan 2014[Member] | Japanese Yen [Member]
Debt Instrument [Line Items]
Amount borrowed | ¥				¥ 8,800,000
TPSCo [Member] | Term Loan 2015 [Member]
Debt Instrument [Line Items]
Maturity term	5 years
Amount borrowed	$ 71,000		$ 73,000
TPSCo [Member] | Term Loan 2015 [Member] | TIBOR [Member]
Debt Instrument [Line Items]
Basis spread over variable interest rate			2.00%
TPSCo [Member] | Term Loan 2015 [Member] | Japanese Yen [Member]
Debt Instrument [Line Items]
Amount borrowed | ¥				¥ 8,500,000
JA Mitsui Leasing Capital Corporation [Member] | Loan to TJT [Member]
Debt Instrument [Line Items]
Amount borrowed			$ 40,000
Basis spread over variable interest rate			2.00%
Number of installment payments			7